Consolidated Statements Of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 16	$ 290	$ (29)	[1]
Other comprehensive income (loss), net of tax
Currency translation adjustments, net of tax of $7, $0 and $0, respectively	(27)	34	(23)
Available-for-sale securities:
Net unrealized gains on available-for-sale securities, net of tax of $0, $0 and $0, respectively	0	2	2
Less: realized gains on available-for-sale securities reclassified to earnings, net of tax of $0, $1 and $0, respectively	0	(2)	0
Cash flow hedges:
Net unrealized holding losses arising during period, net of tax of $1, $1 and $2, respectively	1	(1)	(4)
Less: cash flow hedges reclassified to earnings, net of tax of $0, $(9) and $(23), respectively	0	14	37
Minimum pension liability adjustment:
Pension and post-retirement benefits, net of tax of $(19), $1 and $19, respectively	24	(23)	(31)
Less: Pension and post-retirement benefits reclassified to earnings, net of tax of $(6), $(6) and $(3), respectively	9	8	5
Other comprehensive income (loss)	7	32	(14)
Total comprehensive income (loss)	$ 23	$ 322	$ (43)

[1]	As the Company incurred a net loss in 2011, all outstanding stock options, restricted stock units, stock warrants and issuable shares underlying the convertible debt have an anti-dilutive effect and therefore are excluded from the computation of diluted weighted average shares outstanding. Accordingly, basic and diluted weighted average shares outstanding are equal for such period.